EMPLOYEE BENEFIT PLANS - Other long term benefits (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of employee benefit plans
First time application effect of IAS 19 to new defined benefit obligation of Banco Agromercantil Holding S.A. at Decembre 31, 2020	[1]	$ 20,723	$ 0
Other long term benefits
Disclosure of employee benefit plans
Present value of the obligation as of January 1		416,969	362,862
Current cost of service		40,637	33,944
Interest cost		24,021	24,122
Benefits paid		(37,049)	(36,884)
Loss due to assumption changes and plan experience	[2]	(654)	32,850
Foreign currency translation effect		399	75
Defined obligation, unfunded as of December 31		$ 465,046	$ 416,969

[1]	Grupo Agromercantil Holding S.A. has decided to recognize a new employee benefit plan for its employees based on the continuos and uninterrupted years of service in the organization
[2]	The decrease in actuarial losses from experience adjustment, is mainly due to a reduction of the discount rate used in actuarial valuation of 2020 against 2019.